Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	Inventories:

	December 31, 2013	December 31, 2012

Purchased parts	$25,616	$25,454
Assembled parts	881	4,870
Work-in-process	9,889	7,516
Finished goods	6,628	7,385
Obsolescence provision	(2,388)	(279)

	$40,626	$44,946

During the year ended December 31, 2013, the Company recorded a write-down to net realizable value of approximately $2,720 and an obsolescence charge of $2,205 (year ended December 31, 2012 - $233; nine months ended December 31, 2011 - $430).  Cost of revenue related to product and parts revenue for the year ended December 31, 2013 was $148,690 (year ended December 31, 2013 - $102,486; nine months ended December 31, 2011 - $67,093).